ETFMG Travel Tech ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Australia - 12.0%
Hotels, Restaurants & Leisure - 8.1%
Corporate Travel Management, Ltd.	316,982	$4,225,102
Webjet, Ltd.(a)	869,013	4,346,664
		8,571,766
Software - 3.9%
SiteMinder, Ltd.(a)	1,173,500	4,102,364
Total Australia		12,674,130

Brazil - 2.7%
Hotels, Restaurants & Leisure - 2.7%
CVC Brasil Operadora e Agencia de Viagens SA(a)	4,029,533	2,895,066

Cayman Islands - 7.2%
Hotels, Restaurants & Leisure - 7.2%
Tongcheng Travel Holdings Ltd.(a)(c)	2,059,943	3,809,384
Trip.com Group, Ltd. - ADR(a)	107,735	3,879,537
		7,688,921
Total Cayman Islands		7,688,921

China - 3.6%
Hotels, Restaurants & Leisure - 3.6%
TravelSky Technology, Ltd. - Class H	2,245,007	3,881,359

Japan - 2.3%
Hotels, Restaurants & Leisure - 2.3%
Adventure, Inc.	15,936	628,398
Airtrip Corp.	106,609	1,400,283
Open Door, Inc.(a)(b)	82,632	458,285
		2,486,966
Total Japan		2,486,966

Luxembourg - 4.1%
Hotels, Restaurants & Leisure - 4.1%
eDreams ODIGEO SA(a)	512,450	4,339,057

Mauritius - 3.9%
Hotels, Restaurants & Leisure - 3.9%
MakeMyTrip, Ltd.(a)	89,609	4,209,831

Netherlands - 0.4%
Interactive Media & Services - 0.4%
Trivago NV - ADR	154,720	377,517

New Zealand - 2.3%
Software - 2.3%
Serko Ltd.(a)	959,581	2,456,731

Republic of Korea - 3.4%
Hotels, Restaurants & Leisure - 3.4%
Hana Tour Service, Inc.(a)	90,964	3,679,808

Spain - 3.7%
Hotels, Restaurants & Leisure - 3.7%
Amadeus IT Group SA	55,243	3,956,732

United Kingdom - 11.6%
Hotels, Restaurants & Leisure - 8.9%
Hostelworld Group PLC (a)(c)(d)	1,036,058	1,802,632
On the Beach Group PLC(a)(c)(d)	1,563,658	3,487,950
Trainline PLC (a)(c)(d)	1,046,548	4,292,751
		9,583,333
Software - 2.7%
accesso Technology Group PLC(a)	385,269	2,838,457
Total United Kingdom		12,421,790

United States - 37.6%(e)
Ground Transportation - 8.9%
Lyft, Inc. - Class A(a)	322,811	4,838,937
Uber Technologies, Inc.(a)	75,418	4,643,486
		9,482,423
Hotels, Restaurants & Leisure - 22.2%
Airbnb, Inc. - Class A(a)	33,730	4,592,002
Booking Holdings, Inc.(a)	1,364	4,838,408
Expedia Group, Inc.(a)	31,207	4,736,911
Global Business Travel Group I(a)(b)	609,275	3,929,824
Mondee Holdings, Inc.(a)(b)	341,589	942,786
Sabre Corp.(a)	1,075,557	4,732,451
		23,772,382
Interactive Media & Services - 4.3%
TripAdvisor, Inc.(a)(b)	212,010	4,564,575
		$–
Passenger Airlines - 2.2%
Blade Air Mobility, Inc.(a)(b)	675,906	2,385,948
Total United States		40,205,328

Virgin Islands (UK) - 4.2%
Hotels, Restaurants & Leisure - 4.2%
Despegar.com Corp.(a)	474,681	4,490,482
TOTAL COMMON STOCKS (Cost $127,236,106)		105,763,718

SHORT-TERM INVESTMENTS - 8.0%
Investments Purchased with Proceeds from Securities Lending - 7.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(f)	7,445,021	7,445,021

Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 5.28%(f)	1,064,680	1,064,680
TOTAL SHORT-TERM INVESTMENTS (Cost $8,509,701)		8,509,701

TOTAL INVESTMENTS - 107.0% (Cost $135,745,807)		114,273,419
Liabilities in Excess of Other Assets - (7.0)%		(7,432,850)
TOTAL NET ASSETS - 100.0%		$106,840,569

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $7,156,693 which represented 6.7% of net assets.
(c)	Security considered restricted. The total market value of these securities was $13,392,717 which represented 12.5% of net assets as of December 31, 2023.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $9,583,333 or 9.0% of the Fund’s net assets.

(e)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(f)	The rate shown represents the 7-day effective yield as of December 31, 2023.

 ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, AIEQ, HACK, AWAY, MJUS, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2023, SILJ held three fair valued securities, IPAY, MJ, GERM, and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

ETFMG Travel Tech ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$105,763,718	$–	$–	$105,763,718
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	7,445,021
Money Market Funds	1,064,680	–	–	1,064,680
Total Investments	$106,828,398	$–	$–	$114,273,419

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.